Pre-tax Effects of Derivative Instruments on Results of Operations (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Other income (expenses) - Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recognized in earnings	¥ (5,130)	¥ 59,653	¥ 3,686
Foreign exchange instruments
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	(115)	1,359	(865)
Foreign exchange instruments | Other income (expenses) - Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)	(78)	1,077	(324)
Gain (Loss) recognized in earnings (financial instruments' time value component excluded from the assessment of hedge effectiveness)	(455)	128	686
Gain (Loss) recognized in earnings	(3,709)	75,591	39,593
Interest rate instruments | Other income (expenses) - Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recognized in earnings	¥ (1,421)	¥ (15,938)	¥ (35,907)